Employee Benefits and Incentive Plans - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jul. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 08, 2013	Dec. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 10,600,000	$ 25,800,000	$ 23,300,000
Stock based payment award vesting period	3 years
Number of shares granted	269,039
Shares granted, market price	$ 22.06
Common stock, shares authorized		475,000	475,000		475,000,000	1,000,000,000
Net income effect of stock-based compensation expense		6,700,000	15,600,000	19,000,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of accelerated shares vested		42,562
Stock based payment award vesting period		2 years 6 months
Unrecorded and unrecognized compensation cost related to unvested restricted stock under EIP		15,200,000	15,900,000
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		300,000
Common stock, shares authorized		1,000,000
Percentage of annual compensation designated by employees		50.00%
Maximum shares purchasable per person		2,000
Percentage of shares purchase price to market closing price		85.00%
Maximum voting power		5.00%
Maximum stock purchased to fair market value		25,000
Percentage of discount on shares purchased		15.00%
Grant date fair value of shares purchased		$ 18.85
Selling, General and Administrative Expenses [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 1,200,000